OMB APPROVAL
OMB Number: 3235-0578 Expires: March 31, 2019 Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-05769

Invesco High Income Trust II

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800    Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Sheri Morris      1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:         2/28

Date of reporting period:      11/30/16

Item 1. Schedule of Investments.

Invesco High Income Trust II

Quarterly Schedule of Portfolio Holdings

November 30, 2016

invesco.com/us	VK-CE-HINC2-QTR-1 11/16	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2016

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–128.78% (b)

Advertising–0.67%

Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	$814,000	$862,840

Aerospace & Defense–2.41%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.00%, 10/15/2022(c)	375,000	330,469
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(c)	659,000	677,946
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(c)	825,000	842,531
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 05/15/2025	1,198,000	1,238,433
		3,089,379

Agricultural & Farm Machinery–0.68%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	892,000	869,700

Alternative Carriers–0.60%

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2025	305,000	305,763
Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2026(c)	466,000	460,175

		765,938

Aluminum–0.67%

Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(c)	800,000	855,121

Apparel Retail–0.95%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(c)	679,000	719,740
Men’s Wearhouse, Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/2022	550,000	501,187
		1,220,927

Asset Management & Custody Banks–1.01%

Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(c)	1,196,000	1,290,185

	Principal Amount	Value

Auto Parts & Equipment–0.41%

Dana Inc., Sr. Unsec. Notes, 5.38%, 09/15/2021	$279,000	$288,765
5.50%, 12/15/2024	229,000	231,576
		520,341

Broadcasting–3.95%

iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 12/15/2019	1,081,000	856,692
Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	520,000	527,800
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	847,000	836,412
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	809,000	861,585
Nexstar Escrow Corp., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(c)	525,000	519,750
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2025(c)	305,000	307,288
5.38%, 07/15/2026(c)	585,000	583,537
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	575,000	562,063
		5,055,127

Building Products–1.42%

Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	496,000	526,845
Builders FirstSource, Inc., Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(c)	507,000	583,050
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	686,000	701,435
		1,811,330

Cable & Satellite–11.64%

AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/2024	491,000	494,682
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.75%, 02/15/2026(c)	2,340,000	2,416,050
CSC Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 10/15/2025(c)	215,000	232,738
Sr. Unsec. Notes, 10.13%, 01/15/2023(c)	1,395,000	1,611,225
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/2021(c)	444,000	445,110
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	2,110,000	2,149,562

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Cable & Satellite–(continued)

Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Notes, 5.25%, 08/01/2026(c)	$171,000	$162,664
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	619,000	668,520
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 04/01/2019	236,000	185,850
7.25%, 10/15/2020	570,000	418,950
SFR Group S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(c)	1,530,000	1,549,125
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(c)	503,000	503,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(c)	1,215,000	1,208,925
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(c)	200,000	201,250
REGS, Sr. Unsec. Gtd. Euro Notes, 6.00%, 10/15/2024(c)	418,000	421,658
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Bonds, 5.25%, 01/15/2026(c)	200,000	195,000
Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(c)	319,000	313,816
REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 5.50%, 01/15/2025(c)	630,000	635,512
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(c)	620,000	632,400
Ziggo Bond Finance B.V. (Netherlands), REGS, Sr. Unsec. Euro Notes, 5.88%, 01/15/2025(c)	450,000	444,375
		14,890,412

Casinos & Gaming–3.40%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	890,000	950,075
Sr. Unsec. Gtd. Notes, 6.38%, 04/01/2026(c)	230,000	240,925
Codere Finance 2 (Luxembourg) S.A. (Spain), Sr. Sec. Gtd. Notes, 7.63%, 11/01/2021(c)	240,000	232,800
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/2021	525,000	576,188
Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	280,000	268,100
6.00%, 03/15/2023	325,000	350,594
7.75%, 03/15/2022	327,000	376,050

	Principal Amount	Value

Casinos & Gaming–(continued)

Pinnacle Entertainment, Inc., Sr. Unsec. Notes, 5.63%, 05/01/2024(c)	$867,000	$869,167
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(c)	496,000	491,040
		4,354,939

Commercial Printing–0.89%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(c)	1,094,000	1,144,598

Commodity Chemicals–0.44%

Koppers Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/2019	560,000	565,600

Construction Machinery & Heavy Trucks–3.74%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/2019(c)	677,000	692,232
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/2019	876,000	880,380
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	305,000	293,944
6.75%, 06/15/2021	528,000	532,620
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/2021	790,000	793,950
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2022	1,185,000	1,233,881
5.38%, 03/01/2025	354,000	364,178
		4,791,185

Consumer Finance–1.82%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/2025	1,454,000	1,417,650
5.13%, 09/30/2024	900,000	906,750
		2,324,400

Copper–0.54%

First Quantum Minerals Ltd. (Canada), Sr. Unsec. Gtd. Notes, 6.75%, 02/15/2020(c)	490,000	486,938
7.25%, 10/15/2019(c)	200,000	201,000
		687,938

Data Processing & Outsourced Services–2.17%

First Data Corp., Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(c)	400,000	405,000
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(c)	2,267,000	2,374,682
		2,779,682

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Diversified Banks–2.94%

Bank of America Corp., Series K, Jr. Unsec. Sub. Global Notes, 8.00% (d)	$76,000	$77,520
Citigroup Inc., Series R, Jr. Unsec. Sub. Global Notes, 6.13% (d)	450,000	468,000
Series T, Jr. Unsec. Sub. Global Notes, 6.25% (d)	645,000	664,350
Dresdner Funding Trust I (Germany), REGS, Jr. Unsec. Sub. Euro Notes, 8.15%, 06/30/2031(c)	385,000	447,285
JPMorgan Chase & Co., Series 1, Jr. Unsec. Sub. Global Notes, 7.90% (d)	460,000	469,200
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	1,005,000	979,949
6.13%, 12/15/2022	625,000	649,712
		3,756,016

Diversified Chemicals–1.21%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	1,564,000	1,548,360

Diversified Metals & Mining–3.38%

FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Sec. Gtd. Notes, 9.75%, 03/01/2022(c)	300,000	347,250
Sr. Unsec. Gtd. Notes, 6.88%, 04/01/2022(c)	813,000	843,487
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 3.88%, 03/15/2023	575,000	541,938
5.40%, 11/14/2034	515,000	453,200
Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.88%, 11/01/2022(c)	555,000	602,869
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022	897,000	910,455
Sr. Unsec. Notes, 6.13%, 10/01/2035	625,000	628,125
		4,327,324

Electrical Components & Equipment–1.34%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(c)	970,000	977,275
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(c)	320,000	328,000
5.00%, 10/01/2025(c)	415,000	410,850
		1,716,125

	Principal Amount	Value

Environmental & Facilities Services–0.31%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(c)	$397,000	$395,015

Food Distributors–0.55%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(c)	685,000	708,975

Food Retail–0.58%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(c)	713,000	746,868

Forest Products–0.00%

Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/2017 (Acquired 04/01/2014; Cost $0)(c)(e)(f)	60,000	6

Gas Utilities–1.69%

AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.63%, 05/20/2024	404,000	404,000
5.88%, 08/20/2026	292,000	292,000
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	731,000	694,450
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 06/01/2024	767,000	772,752
		2,163,202

General Merchandise Stores–0.52%

Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	622,000	667,095

Health Care Facilities–7.37%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	495,000	492,525
Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/15/2018	104,000	101,920
5.13%, 08/01/2021	285,000	260,063
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	659,260	443,352
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	610,000	641,262
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	742,000	798,114
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	913,000	922,701
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/2022	283,000	316,252
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	540,000	531,225
5.88%, 02/15/2026	360,000	361,800

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Health Care Facilities–(continued)

HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	$425,000	$425,000
LifePoint Health, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 05/01/2024(c)	430,000	414,950
5.88%, 12/01/2023	110,000	110,825
RegionalCare Hospital Partners Holdings Inc., Sr. Sec. Gtd. First Lien Notes, 8.25%, 05/01/2023(c)	442,000	442,552
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/2023(c)	1,060,000	1,086,500
Tenet Healthcare Corp., Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(c)	106,000	109,710
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	909,000	781,740
8.00%, 08/01/2020	382,000	368,630
8.13%, 04/01/2022	700,000	644,000
Universal Health Services, Inc, Sr. Sec. Gtd. First Lien Notes, 5.00%, 06/01/2026(c)	174,000	172,913
		9,426,034

Health Care Services–2.46%

AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(c)	410,000	403,850
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	870,000	852,600
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(c)	848,000	867,080
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(c)	970,000	1,023,350
		3,146,880

Home Improvement Retail–0.68%

Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(c)	933,000	873,521

Homebuilding–2.89%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(c)	675,000	651,375
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/2021	1,043,000	1,058,645
CalAtlantic Group Inc., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	640,000	659,200
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	433,000	445,990
7.15%, 04/15/2020	300,000	327,750
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(c)	548,000	560,330
		3,703,290

	Principal Amount	Value

Household Products–1.66%

Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	$287,000	$296,328
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(c)	207,000	209,846
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/2021	540,321	559,908
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(c)	64,000	67,840
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	463,000	482,677
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	492,000	508,605
		2,125,204

Independent Power Producers & Energy Traders–3.95%

AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	1,661,000	1,631,932
6.00%, 05/15/2026	51,000	50,363
Calpine Corp., Sr. Sec. Gtd. First Lien Notes, 7.88%, 01/15/2023(c)	266,000	278,635
Sr. Unsec. Global Notes, 5.38%, 01/15/2023	582,000	563,812
5.50%, 02/01/2024	871,000	838,337
Dynegy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/2024	839,000	776,075
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	183,000	177,968
Sr. Unsec. Gtd. Notes, 6.63%, 01/15/2027(c)	696,000	649,020
Red Oak Power LLC, Series A, Sr. Sec. First Lien Bonds, 8.54%, 11/30/2019	91,820	92,509
		5,058,651

Integrated Oil & Gas–0.30%

California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(c)	479,000	386,793

Integrated Telecommunication Services–2.79%

CenturyLink, Inc., Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	580,000	597,400
Cequel Communications Holdings I, LLC/ Capital Corp., Sr. Sec. First Lien Notes, 7.75%, 07/15/2025(c)	200,000	214,500
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(c)	417,000	438,371
Frontier Communications Corp., Sr. Unsec. Global Notes, 8.88%, 09/15/2020	130,000	135,850
10.50%, 09/15/2022	320,000	330,800
11.00%, 09/15/2025	510,000	513,825

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

GCI, Inc., Sr. Unsec. Global Notes, 6.88%, 04/15/2025	$435,000	$435,000
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/2024(c)	909,000	898,774
		3,564,520

Internet Software & Services–1.87%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2022	1,049,000	1,106,695
Equinix Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	1,036,000	1,074,850
Match Group, Inc., Sr. Unsec. Global Notes, 6.38%, 06/01/2024	198,000	210,375
		2,391,920

Leisure Facilities–0.24%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	295,000	308,275

Leisure Products–0.83%

Vista Outdoor Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/2023	1,021,000	1,066,945

Managed Health Care–0.64%

Centene Corp., Sr. Unsec. Notes, 4.75%, 05/15/2022	270,000	267,975
4.75%, 01/15/2025	306,000	294,525
Molina Healthcare, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/15/2022	250,000	251,563
		814,063

Marine–0.87%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/2021 (Acquired 10/29/2013-07/16/2015; Cost $1,373,296)(c)	1,359,000	1,119,476

Metal & Glass Containers–0.95%

Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc (Ireland), Sr. Unsec. Gtd. Notes, 7.25%, 05/15/2024(c)	335,000	351,750
Berry Plastics Corp., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	333,000	351,315
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	494,000	514,377
		1,217,442

	Principal Amount	Value

Movies & Entertainment–0.66%

AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	$380,000	$384,750
LG FinanceCo Corp., Sr. Unsec. Notes, 5.88%, 11/01/2024(c)	457,000	454,715
		839,465

Oil & Gas Drilling–0.69%

Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	560,000	456,400
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	372,000	334,800
Sr. Unsec. Gtd. Notes, 7.75%, 12/15/2023(c)	92,000	93,380
		884,580

Oil & Gas Equipment & Services–0.45%

SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	301,000	296,485
Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	366,000	279,990
		576,475

Oil & Gas Exploration & Production–11.12%

Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 5.38%, 09/15/2024(c)	455,000	466,375
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/2021	326,000	337,817
5.63%, 06/01/2023	1,034,000	1,059,850
Callon Petroleum Co., Sr. Unsec. Gtd. Notes, 6.13%, 10/01/2024(c)	325,000	335,969
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2022	368,000	380,880
5.50%, 04/01/2023	789,000	816,615
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/2022	876,000	879,285
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	314,000	259,050
Gulfport Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(c)	488,000	498,980
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	1,146,000	1,190,407
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	641,000	660,230
Sr. Unsec. Gtd. Notes, 6.50%, 11/01/2021	173,000	175,595

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(c)	$687,000	$717,915
QEP Resources, Inc., Sr. Unsec. Notes, 6.88%, 03/01/2021	724,000	751,150
Range Resources Corp., Sr. Unsec. Gtd. Notes, 5.00%, 08/15/2022(c)	225,000	218,813
5.00%, 03/15/2023(c)	1,053,000	1,005,615
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2022	626,000	636,955
RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/2022	666,000	702,630
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	172,000	174,580
6.50%, 01/01/2023	300,000	306,000
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	691,000	635,720
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	782,000	772,225
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/2022	1,220,000	1,250,500
		14,233,156

Oil & Gas Refining & Marketing–0.53%

MPLX LP, Sr. Unsec. Gtd. Global Notes, 4.88%, 06/01/2025	665,000	672,066

Oil & Gas Storage & Transportation–5.61%

Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	1,274,000	1,315,405
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(c)	713,000	745,085
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 04/15/2023	250,000	262,422
5.63%, 03/01/2025	1,009,000	1,052,513
Sr. Sec. Notes, 5.00%, 03/15/2027(c)	330,000	326,287
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	266,000	266,665
Sr. Unsec. Gtd. Notes, 5.13%, 02/01/2025(c)	710,000	706,450
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/15/2021	59,000	62,024
6.38%, 05/01/2024	1,721,000	1,865,134
Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025	149,000	151,607

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Willams Cos. Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	$431,000	$424,062
		7,177,654

Other Diversified Financial Services–0.43%

Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/15/2021(c)	521,000	556,325

Packaged Foods & Meats–1.55%

JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(c)	355,000	359,881
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/2024(c)	205,000	206,794
JBS USA LLC/JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 5.75%, 06/15/2025(c)	176,000	173,140
Lamb Weston Holdings Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(c)	412,000	413,030
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(c)	790,000	825,550
		1,978,395

Paper Packaging–0.39%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	477,000	492,503

Paper Products–0.87%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	479,000	471,216
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	631,000	644,409
		1,115,625

Pharmaceuticals–1.86%

Concordia International Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 9.00%, 04/01/2022(c)	27,000	24,975
Sr. Unsec. Notes, 7.00%, 04/15/2023(c)	946,000	364,210
Endo Ltd./Endo Finance LLC/Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(c)	275,000	246,125
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2023(c)	469,000	348,232
5.63%, 12/01/2021(c)	1,136,000	886,080
5.88%, 05/15/2023(c)	227,000	170,250
6.13%, 04/15/2025(c)	400,000	298,000
REGS, Sr. Unsec. Gtd. Euro Notes, 6.13%, 04/15/2025(c)	50,000	37,125
		2,374,997

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Restaurants–0.67%

Brinker International Inc., Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2024(c)	$348,000	$347,049
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	465,000	505,687
		852,736

Semiconductors–1.88%

Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	519,000	513,810
Sr. Unsec. Notes, 5.25%, 08/01/2023(c)	1,050,000	1,042,125
5.25%, 01/15/2024(c)	410,000	403,337
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 03/15/2023(c)	420,000	444,019
		2,403,291

Specialized Consumer Services–1.01%

ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(c)	274,000	275,370
Sr. Unsec. Notes, 7.45%, 08/15/2027	992,000	1,021,760
		1,297,130

Specialized Finance–5.36%

AerCap Global Aviation Trust (Netherlands), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(c)	930,000	925,350
Aircastle Ltd., Sr. Unsec. Notes, 5.00%, 04/01/2023	840,000	850,500
5.50%, 02/15/2022	1,093,000	1,155,847
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	1,500,000	1,565,625
5.00%, 08/01/2023	415,000	430,563
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	1,022,000	1,067,990
MSCI Inc., Sr. Unsec. Gtd. Notes., 5.25%, 11/15/2024(c)	830,000	861,125
		6,857,000

Specialized REIT’s–0.81%

GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	535,000	548,375

	Principal Amount	Value

Specialized REIT’s–(continued)

Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(c)	$527,000	$486,816
		1,035,191

Specialty Chemicals–3.00%

Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	425,000	438,813
Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(c)	472,000	472,000
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(c)	630,000	718,987
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(c)	623,000	697,760
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	645,000	645,000
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(c)	448,000	475,440
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(c)	380,000	394,250
		3,842,250

Steel–1.31%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 6.13%, 06/01/2025	419,000	457,757
Sr. Unsec. Global Notes, 8.00%, 10/15/2039	139,000	148,661
Steel Dynamics, Inc., Sr. Unsec. Notes, 5.00%, 12/15/2026(c)	167,000	168,879
United States Steel Corp., Sr. Sec. First Lien Notes, 8.38%, 07/01/2021(c)	394,000	439,803
Sr. Unsec. Global Notes, 7.50%, 03/15/2022	445,000	457,237
		1,672,337

Technology Hardware, Storage & Peripherals–2.65%

CommScope Technologies Finance LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(c)	840,000	878,850
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(c)	921,000	1,010,797
Western Digital Corp., Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/01/2023(c)	975,000	1,055,133
Sr. Unsec. Gtd. Notes, 10.50%, 04/01/2024(c)	380,000	441,750
		3,386,530

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Tobacco–0.28%

Alliance One International, Inc., Sr. Sec. Gtd. First Lien Notes, 8.50%, 04/15/2021(c)	$349,000	$353,363

Trading Companies & Distributors–1.61%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.13%, 06/01/2022(c)	448,000	434,560
BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(c)	332,000	334,490
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	469,000	474,863
Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	197,000	197,000
6.13%, 06/15/2023	581,000	617,312
		2,058,225

Trucking–0.73%

Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(c)	982,000	940,265

Wireless Telecommunication Services–7.88%

Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(c)	1,326,000	1,393,957
REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 05/15/2022(c)	430,000	451,500
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/2020(c)	225,000	189,000
Digicel Ltd. (Jamaica), Sr. Unsec. Gtd. Notes, 6.75%, 03/01/2023(c)	800,000	670,000
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 09/01/2024(c)	697,000	674,348
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021	816,000	838,440
7.88%, 09/15/2023	1,407,000	1,456,245
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	351,000	380,835
6.84%, 04/28/2023	443,000	471,795
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	1,660,000	1,778,275
6.63%, 04/01/2023	405,000	429,806
Sr. Unsec. Gtd. Notes, 6.00%, 04/15/2024	180,000	189,900
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(c)	500,000	513,750
Sr. Sec. Gtd. First Lien Notes, 4.75%, 07/15/2020(c)	435,000	439,350
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.50%, 04/30/2020(c)	200,000	208,820
		10,086,021
Total U.S. Dollar Denominated Bonds and Notes (Cost $163,940,274)		164,797,222

	Principal Amount		Value

Non-U.S. Dollar Denominated Bonds & Notes–1.32%(g)

Casinos & Gaming–0.09%

Snai S.p.A. (Italy), Sr. Sec. First Lien Bonds, 6.38%, 11/07/2021(c)	EUR	100,000	$107,479

Health Care Services–0.10%

Synlab Unsecured Bondco PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Bonds, 8.25%, 07/01/2023(c)	EUR	115,000	131,474

Hotels, Resorts & Cruise Lines–0.24%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 6.75%, 06/15/2021(c)	EUR	278,000	308,626

Leisure Facilities–0.17%

Cirsa Funding Luxembourg S.A. (Spain), REGS, Sr. Unsec. Gtd. Euro Notes, 5.88%, 05/15/2023(c)	EUR	200,000	217,687

Other Diversified Financial Services–0.52%

eircom Finance DAC (Ireland), Sr. Sec. Gtd. Bonds, 4.50%, 05/31/2022(c)	EUR	600,000	659,767

Packaged Foods & Meats–0.20%

Moy Park (Bondco) PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.25%, 05/29/2021(c)	GBP	200,000	260,854
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,757,351)			1,685,887

Variable Rate Senior Loan Interests–0.24%(h)

Specialty Chemicals–0.24%

Kraton Polymers LLC/Kraton Polymers Capital Corp. Term Loan, -%, 01/06/2022 (Cost $303,935)(c)(i)		$305,000	307,335

		Shares

Money Market Funds–5.72%

Government & Agency Portfolio – Institutional Class, 0.29% (j)		4,389,980	4,389,980
Treasury Portfolio – Institutional Class, 0.26% (j)		2,926,653	2,926,653
Total Money Market Funds (Cost $7,316,633)			7,316,633

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

Value
TOTAL INVESTMENTS–136.06% (Cost $173,318,193)	$174,107,077
OTHER ASSETS LESS LIABILITIES–1.10%	1,405,044
BORROWINGS–(37.16)%	(47,550,000)
NET ASSETS–100.00%	$127,962,121

Investment Abbreviations:

EUR	—Euro
GBP	—British Pound
Gtd.	—Guaranteed
Jr.	—Junior
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $72,924,804, which represented 56.99% of the Trust’s Net Assets.

(d)	Perpetual bond with no specified maturity date.

(e)	Acquired as part of the Sino-Forest Corp. reorganization.

(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2016 represented less than 1% of the Trust’s Net Assets.

(g)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(h)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act, and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(i)	This floating rate interest will settle after November 30, 2016 , at which time the interest rate will be determined.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco High Income Trust II

A.	Security Valuations – (Continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Directors. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of

Invesco High Income Trust II

E.	Foreign Currency Translations – (Continued)

dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Leverage Risk – The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.
H.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Invesco High Income Trust II

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Dollar Denominated Bonds and Notes	$—	$164,797,216	$6	$164,797,222
Non-U.S. Dollar Denominated Bonds & Notes	—	1,685,887	—	1,685,887
Variable Rate Senior Loan Interests	—	307,335	—	307,335
Money Market Funds	7,316,633	—	—	7,316,633
	7,316,633	166,790,438	6	174,107,077
Forward Foreign Currency Contracts*	—	(3,671)	—	(3,671)
Total Investments	$7,316,633	$166,786,767	$6	$174,103,406

* Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional	Unrealized Appreciation
		Deliver		Receive		Value	(Depreciation)
02/28/2017	Citigroup Global Markets Inc.	GBP	279,445	USD	346,044	$350,403	$(4,359)
02/28/2017	Goldman Sachs & Co.	EUR	1,573,900	USD	1,676,597	1,675,909	688
Total Open Forward Foreign Currency Contracts—Currency Risk							$(3,671)

Currency Abbreviations:

EUR — Euro	GBP — British Pound Sterling	USD — U.S. Dollar

Invesco High Income Trust II

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2016 was $121,260,750 and $123,548,672, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,804,102
Aggregate unrealized (depreciation) of investment securities	(3,667,578)
Net unrealized appreciation of investment securities	$136,524
Cost of investments for tax purposes is $173,970,553.

Invesco High Income Trust II

Item 2.	Controls and Procedures.

(a)	As of November 21, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Invesco High Income Trust II

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

By:	/s/ Kelli K. Gallegos
Kelli K. Gallegos
Principal Financial Officer

Date:	January 27, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.